EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
EMPLOYEE BENEFITS

NOTE 23 - EMPLOYEE BENEFITS

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$

Retirements payments	35,075	51,007
Resignation payments	5,817	8,230
Other obligations	15,341	14,879

Total liability for employee benefits	56,233	74,116

(a) The movement in retirements and resignation payments and other obligations:

	Opening	Increase (decrease) current service	Benefits	Actuarial (gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	82,365	11,242	(4,390)	10,636	(6,283)	93,570
From January 1 to December 31, 2020	93,570	(18,759)	(8,634)	3,968	3,971	74,116
From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233

The principal assumptions used in the calculation to the provision in Chile, are presented below:

	For the year ended
	December 31,
Assumptions	2021	2020

Discount rate	5.81%	2.67%
Expected rate of salary increase	3.00%	2.80%
Rate of turnover	5.14%	5.56%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.4%	2.8%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate corresponds to the 20 years Central Bank of Chile Bonds (BCP). The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile and; for the determination of the inflation rates; the market performance curves of BCU Central Bank of Chile papers have been used and BCP long term at the scope date.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(2,642)	(4,576)
Change in the accrued liability an closing for decrease of 100 p.b.	2,959	5,244

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	2,849	4,946
Change in the accrued liability an closing for decrease of 100 p.b.	(2,613)	(4,678)

(b) The liability for short-term:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Profit-sharing and bonuses (*)	58,153	2,186

(*)	Accounts payables to employees (Note 20 letter b)

The participation in profits and bonuses related to an annual incentive plan for achievement of certain objectives.

(c) Employment expenses are detailed below:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Salaries and wages	825,792	850,557	1,478,804
Short-term employee benefits	122,650	41,259	147,576
Other personnel expenses	93,457	70,244	168,382
Total	1,041,899	962,060	1,794,762